Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			0 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jul. 08, 2014 American Depositary Shares	Jan. 28, 2014 American Depositary Shares	Jun. 30, 2014 Convertible preferred stock	Jun. 30, 2014 Series G
Exercised number of shares	141,389	87,750
Total amount of shares issued	$ 638	$ 279
Vested restricted stock units	25,120	0
Forfeited restricted shares	4,625	12,452
Sale of stock - Number of shares issued in transaction				4,800,000	2,000,000
Preferred stock dividend rate percentage				8.625%	8.75%
Sale of stock - Net proceeds				$ 115,840	$ 47,847
Sale of stock - Redemption price per share				$ 2,500.00	$ 2,500.00
Sale of American Depositary Shares				American Depositary Shares, each of which represents 1/100th of a share of the Company's Series H Cumulative Redeemable Perpetual Preferred Stock (the "Series H"), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears at a rate of 8.625% per annum of the stated liquidation preference.	American Depositary Shares, each of which represents 1/100th of a share of the Company's Series G Cumulative Redeemable Perpetual Preferred Stock (the "Series G"), with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends will be payable quarterly in arrears on the Series G at a rate of 8.75% per annum of the stated liquidation preference.
Sale of stock - Redemption terms					At any time on or after January 28, 2019, the Series G may be redeemed (and the American Depositary Shares can be caused to be redeemed), in whole or in part, out of amounts legally available therefor, at a redemption price of $2,500.00 per share (equivalent to $25.00 per American Depositary Share) plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared.
Preferred stock converted into common shares						561
Maximum number of preferred stock to be converted	1,870
Par value of preferred stock	$ 0.0001		$ 0.0001			$ 10,000.0000
Common stock issued upon conversion	561,000
Conversion terms of preferred stock	The shares of convertible preferred stock were converted pursuant to their original terms, which provided that five years after the issuance date of the convertible preferred stock, 30% of the then-outstanding shares of preferred stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share.
Common stock shares outstanding	104,984,363		104,261,029
Preferred stock shares outstanding	27,918		8,479			7,918	20,000